Earnings (Loss) Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share
(11)	EARNINGS (LOSS) PER COMMON SHARE

Basic earnings (loss) per common share excludes the dilutive impact of potentially dilutive securities and is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted earnings per common share includes the effect of potential dilution from the exercise of outstanding stock options and restricted shares. Potentially dilutive securities have been excluded in the weighted average number of common shares used for the calculation of earnings (loss) per share in periods of net loss because the effect of such securities would be anti-dilutive. A reconciliation of the Company’s basic and diluted earnings (loss) per common share is as follows (in millions, except earnings (loss) per share):

	Three Months Ended March 31,
(In millions, except per share data)	2015	2014
Net income (loss) to common shareholders	$45.1	$(4.3)
Basic weighted average shares outstanding	229.8	229.1
Diluted weighted average shares outstanding	237.0	229.1
Earnings per Common Share:
Basic net income (loss) per share	$0.20	$(0.02)
Diluted net income (loss) per share	$0.19	$(0.02)

The number of anti-dilutive shares that have been excluded in the computation of diluted earnings (loss) per share for the three months ended March 31, 2015 and 2014 were 0.0 million and 16.2 million, respectively.

(15)	EARNINGS PER COMMON SHARE

Basic earnings per common share excludes the dilutive impact of potentially dilutive securities and is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted earnings per common share includes the effect of potential dilution from the exercise of outstanding stock options. Potentially dilutive securities have been excluded in the weighted average number of common shares used for the calculation of earnings per share in periods of net loss because the effect of such securities would be anti-dilutive. A reconciliation of the Company’s basic and diluted earnings per common share is as follows (in millions, except earnings per share):

	Successor
	Year Ended December 31,		Period from August 24, 2012 through December 31, 2012
(In millions, except per share data)	2014	2013	2012
Net income (loss) attributable to Axalta	$27.4	$(224.9)	$(29.0)
Pre-Acquisition net loss attributable to Axalta	—	(3.9)	(29.0)

Net income (loss) to common shareholders(1)	$27.4	$(221.0)	$—
Basic and diluted weighted average shares outstanding(1)	229.3	228.3	—
Diluted weighted average shares outstanding	230.3	228.3	—
Earnings per Common Share:
Basic net income (loss) per share	$0.12	$(0.97)	$—
Diluted net income (loss) per share	$0.12	$(0.97)	$—

(1)	As of February 1, 2013, the date of the Acquisition, the Company received the initial Equity Contribution of $1,350.0 million. Accordingly, the net loss to common shareholders and the weighted average shares outstanding calculation is based on the period from February 1, 2013 to December 31, 2013.

The number of anti-dilutive shares (stock options) that have been excluded in the computation of diluted earnings per share for the Successor years ended December 31, 2014 and 2013 were 7.2 million and 16.3 million, respectively. There were no anti-dilutive shares for the Successor period ending December 31, 2012.

Basic and diluted weighted average shares outstanding have been adjusted to reflect the Company’s 100,000 for 1 stock split which occurred in July 2013, and the Company’s 1.69 for 1 stock split which occurred in October 2014.